INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Intangible Assets	Intangible assets:
	December 31,
	2020	2019
Customer relationships
Cost	$671	$671
Impairment	(298)
Accumulated amortization	(373)	(289)
Amortized cost	$-	$389

Commercial license [Member]
Schedule of Intangible Assets
	December 31,
	2020	2019
Commercial license
Cost	$1,513	$-
Accumulated amortization	(38)	-
Amortized cost	$1,475	$-